Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities:
Net loss	$ (4,525,640)	$ (3,387,295)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation	1,316	2,397
Stock-based compensation	213,809	397,470
Decrease to fair value of derivative	0	(1,000,000)
Gain on extinguishment of derivative liabilities	1,158,197	(0)
Accretion of discount and debt issuance costs on 2022 Notes	1,480,121	0
Inventory obsolescence charge	0	248,073
Changes in operating assets and liabilities:
Inventory	31,910	(582,572)
Prepaid expenses and other current assets	345,869	223,854
Accounts payable	1,143,162	1,288,130
Accrued interest	488,153	119,671
Accrued expenses and other liabilities	(167,983)	(96,370)
Net cash used in operating activities	(2,147,480)	(2,786,642)
Cash flows from financing activities:
Repayment of insurance premium financing	(247,933)	0
Proceeds from shareholder advances	1,228,015	575,000
Proceeds from issued common stock and warrants, net of financing costs	507,000	0
Net cash provided by financing activities	1,487,082	575,000
Net (decrease) increase in cash	(660,398)	(2,211,642)
Cash, beginning of year	746,940	2,266,639
Cash, end of year	86,542	54,997
Non-cash financing activities:
Exchange of Series G and Series H warrants for common stock	49,278	0
Issuance of restricted stock	3,019	29,831
Conversion of Shareholder Advance Into Unsecured Convertible Note [Member]
Non-cash financing activities:
Conversion of shareholder advance into unsecured convertible note	488,000	0
Second Warrants [Member]
Non-cash financing activities:
Fair value of warrants issued - second close	256,439	0
Fair value of 2022 Inducement Shares issued (see Note 10)	25,840	0
Placement Agent Warrants [Member]
Non-cash financing activities:
Fair value of warrants issued - second close	28,093	0
Third Warrants [Member]
Non-cash financing activities:
Fair value of warrants issued - second close	137,252	0
Fair value of 2022 Inducement Shares issued (see Note 10)	$ 15,656	$ 0